Shareholder Report, Holdings (Details) - C000222778	Jun. 30, 2024
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Mosaic Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Banks Savings-Deposit Account
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	38.00%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.90%
InvestmentType_Partnership Shares
Holdings [Line Items]
Percent of Total Investments	0.10%
InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.90%
InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.00%
InvestmentType_Short Term Investments - Other
Holdings [Line Items]
Percent of Total Investments	0.10%